Income Taxes (Details) - Schedule of Income Tax Expenses ¥ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense			¥ 1,344
Income tax expenses			¥ 1,344